LEASES (Details Narrative) - USD ($)		6 Months Ended
	Jul. 17, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease weighted average remaining lease term		6 years
Operating lease weighted average discount rate		5.25%		5.25%
Operating lease		$ 20,268	$ 20,068
Weighted average remaining lease term		3 years		3 years 6 months
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance lease term	60 months
Finance lease interest rate	5.43%
Finance lease principal amount	$ 144,356